Borrowings - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 19, 2020	Mar. 27, 2020	Sep. 30, 2019	Jul. 31, 2018
Debt Instrument [Line Items]
Notes payable current and non current			$ 25,668,000		$ 25,668,000		$ 5,697,000	$ 828,000
Period during which the company may apply for loan forgiveness							2 years
Gain loss on extinguishment of debt					948,000	$ (62,000)	$ (62,000)	(116,000)
Interest expense			1,582,000	$ 38,000	1,693,000	106,000	132,000	1,019,000
Debt Instrument, Decrease, Forgiveness					948
Notes payable, non-current			2,253,000		2,253,000		19,000	463,000
Convertible Notes 2018 and 2019 [Member] | Principal [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument converted converted instrument amount								9,240,000
Convertible Notes 2018 and 2019 [Member] | Interest [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument converted converted instrument amount								606,000
Subjective Acceleration Clause [Member]
Debt Instrument [Line Items]
Long term debt contingent principal amount payable			$ 4,067,000		$ 4,067,000		$ 4,583,000
Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights term			10 years		10 years
Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights term			10 years		10 years		10 years
PPP loan [Member]
Debt Instrument [Line Items]
Notes payable current and non current							$ 936,000
Gain loss on extinguishment of debt			$ 948,000		$ 948,000
Debt Instrument, Decrease, Forgiveness	$ 936,000
Accrued Interest	12,000
PPP loan [Member] | Subjective Acceleration Clause [Member]
Debt Instrument [Line Items]
Long term debt contingent principal amount payable			$ 943,000		$ 943,000		$ 943,000
PPP loan [Member] | Covid 19 [Member]
Debt Instrument [Line Items]
Debt instrument face value										$ 936,000	$ 936,000
Long term debt of maturity			Apr. 20, 2022		Apr. 20, 2022		Apr. 20, 2022
Long term debt fixed interest rate percentage			1.00%		1.00%		1.00%
Minimum percentage of debt to be used towards payroll for forgiveness of the loan					60.00%		60.00%
Remaining percentage of loan that may be used for mortgage interest rent and utility					40.00%		40.00%
Period during which the usage of debt shall be monitored					24 weeks		24 weeks
Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member]
Debt Instrument [Line Items]
Debt instrument face value									$ 1,000,000
Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Interest expense			$ 0		$ 0		$ 4,000
Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Interest expense				$ 0		$ 4,000		21,000
Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread					0.50%		0.50%
Long term debt variable interest rate percentage			2.75%		2.75%		2.75%
Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Deferral Agreement [Member]
Debt Instrument [Line Items]
Long term debt of maturity									Jan. 01, 2022
Four Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 4,000,000
Percentage change in the present value of cash flows							10.00%
Proceeds from notes payable medium term		$ 4,000,000
Gain loss on extinguishment of debt							$ 62,000
Four Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights													68,000
Class of warrants or rights exercise price													$ 1.42
Redeemable non controlling interest equity preferred fair value													$ 55,000
Class of warrants or rights term													10 years
Four Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights		70,000
Class of warrants or rights exercise price		$ 1.84
Redeemable non controlling interest equity preferred fair value		$ 44,000
Class of warrants or rights term		10 years											10 years
Four Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage							2.75%
Four Thousand Dollar Notes Payable [Member] | Loan Secured By All The Property Of The Company Except Intellectual Property [Member] | Deferral Agreement [Member]
Debt Instrument [Line Items]
Long term debt of maturity							Jul. 01, 2023
Convertible Debt [Member] | Convertible Notes 2018 [Member]
Debt Instrument [Line Items]
Amortization of debt discount								543,000
Convertible Debt [Member] | Convertible Notes 2018 [Member] | Warrants to Purchase Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Derivative liabilities at fair value									$ 1,421,000
Convertible Debt [Member] | Convertible Notes 2018 [Member] | 2018 Convertible Debt Automatic Conversion Rights [Member]
Debt Instrument [Line Items]
Embbeded derivative liabilities at fair value									9,000
Convertible Debt [Member] | Convertible Notes 2018 [Member] | Warrants and Emedded Derivative Liabilities [Member]
Debt Instrument [Line Items]
Financial liabilities at fair value									1,430,000
Convertible Debt [Member] | Convertible Notes 2018 [Member] | Forecast [Member]
Debt Instrument [Line Items]
Proceeds from financing									10,000,000
Convertible Debt [Member] | Convertible Notes 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 2,722,000	$ 6,518,000
Long term debt fixed interest rate percentage								8.00%	8.00%
Unamortized debt issuance costs before amortization								$ 72,000
Amortization of debt issuance costs								27,000
Bridge loan [Member]
Debt Instrument [Line Items]
Debt instrument face value	$ 20,000,000
Notes payable current and non current			$ 21,432,000		$ 21,432,000
Long term debt fixed interest rate percentage	8.00%
Interest expense			1,432,000		1,432,000
Debt instrument, interest rate, effective percentage	2.25%
Debt instrument, frequency of periodic payment	monthly
Debt instrument interest rate paid in kind	6.75%
Long-term debt, average amount outstanding	$ 1,250,000
Debt instrument, fair value disclosure			20,000,000		20,000,000
Scanner Purchase [Member] | Term Loan for Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value												$ 79,000
Long term debt term												24 months
Notes payable current and non current			$ 0		$ 0		$ 67,000
Long term debt fixed interest rate percentage												6.90%
Machine Tool [Member] | Term Loan for Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 50,000
Long term debt term		36 months
Notes payable current and non current							$ 67,000	$ 70,000
Long term debt fixed interest rate percentage		8.10%